Angel Oak Mortgage Trust I, LLC ABS-15G

 Exhibit 99.5(a)

Data Compare Summary (Total)
Run Date - XXX XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	5	0.00%	8
State	0	5	0.00%	8
Zip	1	5	20.00%	8
Original Loan Amount	0	8	0.00%	8
First Payment Date	0	8	0.00%	8
Original Term	4	8	50.00%	8
Amortization Term	4	5	80.00%	8
Maturity Date	0	8	0.00%	8
Original Interest Rate	1	5	20.00%	8
Amortization Type	5	5	100.00%	8
Representative FICO	0	5	0.00%	8
Property Type	0	5	0.00%	8
Lien Position	4	5	80.00%	8
Occupancy	0	5	0.00%	8
Purpose	0	5	0.00%	8
Appraised Value	0	5	0.00%	8
Contract Sales Price	4	4	100.00%	8
Original CLTV	0	5	0.00%	8
Original LTV	0	5	0.00%	8
Originator Loan Designation	1	1	100.00%	8
Investor: Qualifying Total Debt Ratio	0	2	0.00%	8
Guideline Name	4	4	100.00%	8
Interest Only Period	2	2	100.00%	8
Subject Debt Service Coverage Ratio	3	3	100.00%	8
Street	0	3	0.00%	8
Borrower Last Name	0	3	0.00%	8
Note Date	0	3	0.00%	8
Original P&I	0	3	0.00%	8
# of Units	0	3	0.00%	8
Prepayment Penalty	0	3	0.00%	8
MERS Min Number	1	3	33.33%	8
PITIA Reserves Months	2	3	66.67%	8
Disbursement Date	0	3	0.00%	8
Prepayment Penalty Period (months)	0	1	0.00%	8
Prepayment Penalty Enforcement	0	1	0.00%	8
Total	36	147	24.49%	8